Taxes on Income - Schedule of Statements of Comprehensive Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statements of Comprehensive Loss [Abstract]
Pre-tax loss as reported in the statements of comprehensive loss	₪ 29,443	₪ 34,938	₪ 33,835
Corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax savings	₪ 6,772	₪ 8,036	₪ 7,782
Non-deductible expenses	(48)	(138)	(225)
Differences in measurement base	953	(325)	10
Losses and timing differences in respect of which no deferred taxes were recorded	(7,677)	(7,573)	(7,567)
Tax expenses in respect of the reported year